N-2	May 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002067434
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-288517
Investment Company Act File Number	811-24100
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Banner Ridge DSCO Private Markets Fund
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	301-7135
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to shares (i.e., common shares))
Management Fee(1)	1.00%
Acquired Fund Fees and Expenses(2)	0.35%
Interest Expenses on Borrowed Funds(3)	0.00%
Other Expenses(4)	0.11%
Total Annual Fund Operating Expenses	1.46%

(1)	For its services to the Fund, Banner Ridge is entitled to a Management Fee at an annual rate of one percent (1.00%) of each shareholder’s Capital Commitment. Each year following the expiration of the Commitment Period (including any extension thereof), Banner Ridge expects to reduce the annual rate of the Management Fee by ten percent (10%) of the applicable rate of the Management Fee for the prior year. The Management Fee is calculated and paid each calendar quarter in arrears. The Fee Table above presents the Management Fee as a percentage of expected net assets for the fiscal year ending April 30, 2026 rather than as a percentage of expected total Capital Commitments for the fiscal year ending April 30, 2026. However, the Fund will pay a Management Fee based upon its total Capital Commitments even though this total amount may not be called or invested by the Fund. In addition, if the value of the Fund’s investments decreases, then the Management Fee will be greater than it would have been if the Management Fee were instead paid on net assets. Conversely, if the value of the Fund’s investments increases or the Fund incurs leverage, the Management Fee will not be affected.
(2)	Represents estimated operating fees and expenses of the various Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Portfolio Investments’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0.35% to 1.50% annually of committed or net invested capital, and up to approximately 20% of net profits as a carried interest allocation, although it is possible that such amounts may be exceeded with respect to certain Investment Funds. The amount shown as “Acquired Fund Fees and Expenses” in the table above, however, excludes any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. The amount shown as “Acquired Fund Fees and Expenses” in the table above is based on estimated amounts for the Fund’s first 12 months of operations, assuming the Fund raises $750 million of proceeds during that time.
(3)	These expenses represent an estimate of interest payments the Fund expects to incur in connection with its use of its credit facility during the Fund’s initial fiscal year.

(4)	Other Expenses are estimated for the Fund’s current fiscal year and include accounting, custody, transfer agency, legal and auditing fees of the Fund, as well as fees payable to the Independent Trustees.

Management Fees [Percent]	1.00%	[1]
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.35%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[4]
Total Annual Expenses [Percent]	1.46%
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment that is called immediately without any subsequent Capital Calls, assuming a 5.0% annual return:

1 Year	3 Years	5 Years	10 Years
$15	$46	$80	$175

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	46
Expense Example, Years 1 to 5	80
Expense Example, Years 1 to 10	$ 175
Acquired Fund Fees and Expenses, Note [Text Block]	Other Expenses are estimated for the Fund’s current fiscal year and include accounting, custody, transfer agency, legal and auditing fees of the Fund, as well as fees payable to the Independent Trustees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks to provide capital appreciation. The Fund’s investment objective may be changed by the Board without approval of the shareholders of the Fund.

Investment Opportunities and Strategies

The Fund seeks to realize its objective by acquiring what the Adviser believes are attractive assets. These assets generally fall into three categories:

●	investments (a) executed by third party investment managers settled into a custodial account, (b) into private investment funds via new capital subscriptions, or (c) in a private investment vehicle managed by a third-party investment manager where the Fund is the only investor or the Fund along with other entities managed by the Adviser are the only investors (collectively, “Primary Investments”);

●	investments in a specified asset or group of related assets, typically issued by a private company, either directly or through an investment in an entity formed for the purpose of acquiring such asset or group of related assets (collectively, "Co-Investments");

●	interests (including equity, preferred equity and debt of any credit quality) in private investment funds that have called more than 60% of its capital commitments as of the reference date and (i) acquired from or issued by third parties, (ii) acquired directly from a private investment fund in connection with a third-party transaction, or (iii) acquired in connection with the restructuring of a private investment fund, and, if applicable, any foreign currency exchange transactions or other hedging transactions related to the foregoing (collectively, “Secondary Investments”); and

●	interests (including equity, preferred equity or debt of any credit quality) in private investment funds that have called no more than 60% of aggregate capital commitments as of a reference date and acquired directly from or issued by third parties, acquired from the private investment fund in connection with a third party transaction, or acquired in connection with the restructuring of a private investment fund (collectively, “Seasoned Primary Investments” and together with Primary Investments, Co-Investments, Secondary Investments and Temporary Investments (defined below), collectively, “Portfolio Investments”).

Primary Investments, Co-Investments, Secondary Investments and Seasoned Primary Investments may include any related foreign currency exchange transactions or other hedging transactions. The Fund also may enter into participations referencing loans to borrowers, which loans are secured by limited partner (“LP”) interests or related asset classes. These investments may take the form of a loan participation, credit default swap, total return swap, repurchase agreement or other derivative instrument.

In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest and/or make capital commitments of at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in private market investments, including instruments with economic characteristics similar to private market investments (the “80% Policy”). For purposes of this 80% Policy, private market investments consist of Primary Investments, Co-Investments, Secondary Investments, Seasoned Primary Investments, and Temporary Investments that cover unfunded commitments to invest in private market investments that the Fund reasonably expects to be called in the future. Instruments with economic characteristics similar to private market investments are generally derivative instruments whose value is derived from the value of private market investments. This requirement is applied at the time the Fund invests its assets. The Fund’s 80% Policy is not “fundamental,” which means that it may be changed without shareholder approval. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% Policy covered by Rule 35d-1. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees.

The Fund seeks to achieve its investment objective by targeting private investments on an opportunistic basis primarily in the United States and Europe. The Fund may also invest in other non-U.S. countries outside of Europe, including emerging markets. Under normal circumstances, the Fund expects its investments to consist predominantly of Co-Investment, early stage Secondary Investments and selective seeded Primary Investments (i.e., primary offerings that are launched with a significant amount of initial funding). In addition to a smaller number of buyouts of an entire investment target, the Fund expects under normal circumstances to target investments of $5 million to $50 million and maintain a portfolio of at least 50 active investments at any given time. The Fund may invest in a range of both public and private (i.e., companies that are not listed on an exchange) equity investments that exhibit strong growth and profitability characteristics. The Fund may also make non-equity investments, such as: structured products (e.g., collateralized loan obligation); loans and loan participations; distressed debt; debtor-in-possession financing; real estate; and special situations (i.e., companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings).

From time to time pending investment and funds reserved for the payment of the Fund’s current or anticipated obligations, or for temporary defensive purposes, the Fund may invest in temporary investments (“Temporary Investments”) consisting of (i) direct obligations of, or obligations which are guaranteed by, the United States of America, its agencies or instrumentalities, (ii) certificates of deposit, time deposits, demand deposits and bankers’ acceptances of U.S. banks or trust companies having more than $100 million of regulatory capital, (iii) commercial paper or finance company paper which is rated not less than prime-one or A-1 or their equivalents by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or their successors, (iv) repurchase agreements secured by any one or more of the foregoing, (v) similar liquid securities intended to provide for the preservation of principal, and (vi) mutual funds or other investment pools that invest primarily in one or more of the foregoing, in each case whether such investments are (a) held pending commitment to other investments, (b) retained to meet operating expenses of the Fund and contingencies, or (c) held pending distribution. Under normal circumstances, the Fund may hold a substantial amount of its assets in Temporary Investments as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest in private market investments as they come due.

Investment Structure

The Fund typically accesses investments through investments in underlying investment funds (“Investment Funds”). The Fund will invest in a diverse portfolio of Co-Investments, early Secondary Investments and selective seeded Primary Investments, and the Adviser expects the fund to include most of all of the investment structures described below:

●	Co-Investment. A Co-Investment is typically structured in one of two ways, including (i) a co-investment structure which is organized by the general partner, manager member, or investment manager (each, an “Investment Manager”), as applicable, where participating investors are shareholders or LPs of a co-investment vehicle that in turn either owns shares in or lends capital to an underlying investment or (ii) an investment directly in an underlying business, or security, alongside a lead investor. A co-investment fund is typically raised when an Investment Manager needs additional capital to fund an investment, or if the Investment Manager reaches a portfolio concentration limit in their fund. In such cases, the Investment Manager will coordinate with third party capital providers, including LPs and other market participants, to partake in the transaction. The Investment Manager may organize a single-purpose partnership structure for co-investors, similar to a Closed-End Fund described below. The Adviser may participate in a co-investment fund alongside an existing investment manager, typically negotiated on preferred terms related to size, economics and observation rights. The Adviser will also participate in a co-investment fund alongside an Investment Manager that is not an existing investment manager, but with whom Banner Ridge maintains a strong relationship with and high conviction through the underwriting process.

A co-investment may also be structured as a direct investment in a private company. This is typically done where an established private equity or private credit fund manager is also active within the capital structure. Direct investments can eliminate the need for an intermediary, providing investors more control and flexibility over their investment, as well as lower ongoing management fees compared to a co-investment fund alongside an Investment Manager. Additionally, a co-investment may be structured through a participation agreement, whereby the co-investor will participate in all economic benefits from an investment allowing the underlying company to maintain a direct relationship with the lead investor or lender.

While these co-investment structures represent ways in which investors can collectively invest and maintain ownership in a private company, the Adviser generally will not have control over the underlying portfolio company, and will not be able to direct the policies or management decisions of such portfolio company.

●	Closed-End Fund. A closed-end fund is characterized by a finite life and the inability for an investor to withdraw its capital. The amount of capital raised is limited by either the termination of the fundraising period or upon meeting the capital raise target. Such funds solicit capital commitments from investors and hold one or more closings over a defined marketing period, typically 12 to 24 months. The Investment Manager will then call capital during the investment period as investment opportunities within the fund's mandate arise, with the ability to call capital after the expiration of the investment period under limited circumstances.

Most closed-end opportunistic credit funds will be structured as a private equity or a hybrid private equity structure with clearly defined investment and harvest periods. The life of these funds usually ranges from four years to over twelve years in order to correspond with the tenor of the underlying investments. Generally, there are no redemption provisions in a closed-end fund; once the capital is deployed it will only be returned to investors, subject to recycling provisions, once the underlying transactions either amortize, mature, prepay, or are opportunistically sold. In this structure, all limited partners receive distributions of capital on a pro rata basis. Additional features and terms of a fund may vary based on, among other things, whether it pursues an income-producing or a capital gains strategy, the duration and liquidity of the underlying investments, expected investment pace and whether such fund utilizes leverage.

●	Open-Ended ‘Evergreen’ Fund. An open-ended structure, or an "evergreen" fund, can raise capital indefinitely. These funds often incorporate a "high water mark" concept, where an Investment Manager will only collect incentive fees when the value of the portfolio is above the peak value achieved in a prior period, often annually. While funds with a control equity mandate are most commonly structured as closed-end vehicles, opportunistic private credit funds may be established as evergreen funds, often with a "lock-up" period where redemptions are prohibited. After the lock-up period, redemptions are typically honored, subject to applicable gating or pro rata redemption procedures, on a monthly, quarterly, semi-annual or annual basis subject to a notice period by the investor. In such a structure, not all investor capital redemption requests may be treated equally. Redemptions may be honored and paid based upon the date received. If there is a significant surge in redemption requests, the fund manager may determine that generating the necessary liquidity may be too detrimental to remaining investors and therefore elect to "gate" the fund thereby suspending redemptions. In the opportunistic private credit space, liquidity for most transactions is inherently limited. If investments are held within a vehicle that offers frequent redemption periods, a mismatch can occur between the liquidity of the fund and the liquidity of its underlying investments. An Investment Manager may be unable to properly time an exit and maximize value if it is forced to sell assets in order to generate liquidity. This can have a significant cost to the remaining non-redeeming investors as well.

Evergreen structures have grown increasingly complex and require constant monitoring of the underlying investments and a deep understanding of the rights of the LP. As macroeconomic and market conditions alter the value of a portfolio, the ability of the Investment Manager to monetize investments will change accordingly. Therefore, it is critical for investors to properly time their redemption requests. The Adviser focuses both on the underlying portfolio and its rights under the governing documents in order to manage the ultimate exit of a commitment to an evergreen vehicle. The Fund opportunistically considers evergreen fund structures if the underlying investments have a relatively short duration or there are other fundamental factors to justify this structure. However, the majority of alternative private credit opportunities will have longer tenor and therefore should, more appropriately, reside in a closed-end private equity style structure.

●	Separately Managed Account. A separately managed account ("SMA") is an investment vehicle with a single institutional investor committing significant capital to a manager (which will likely also simultaneously manage other funds or SMAs) subject to the terms set forth in a two-party agreement (typically referred to as an investment management agreement) in order to accomplish a specified investment objective. The investment management agreement is structured to meet specific goals of an investor, which may be economic (e.g., lower fees), strategic, tax-driven or related to specific needs (such as excluding investments in a particular type of asset or market). Depending on the underlying mandate, investments in an SMA may be held in a "fund of one" limited partnership structure or in a custodial account wholly-owned by the investor but managed by the Investment Manager. A custodial account arrangement allows the Adviser to expedite gaining access to an investment because it can use its existing custodial arrangements, which are established early in the Fund's life, to pro-actively alleviate the time required to complete operational due diligence processes such as forming bank accounts, know-your-client or anti-money laundering procedures or confirmatory operational due diligence. The Adviser believes that, in a time-limited situation (e.g., a dislocation in the market for securities such as structured products, distressed municipal bonds, non-qualified mortgage loans or small-capitalization leveraged loans) where it has the full confidence of the Investment Manager’s investment acumen, such time savings are critical to taking advantage of a market opportunity. Finally, an SMA may be non-discretionary in terms of investment decisions made by the Investment Manager (with investor approval required on a deal-by-deal basis), allowing the Adviser to oversee the construction of a portfolio. The Adviser plans to utilize SMA structures to achieve outsized returns by quickly accessing an opportunity and ensuring direct oversight of the investment manager.

Investment Approach

The Adviser targets investment opportunities where it believes it has a distinct advantage in sourcing, information and underwriting. Once an investment is made, the Adviser believes it can further enhance returns through active portfolio management.

Sourcing. The Adviser employs a highly proactive approach to sourcing opportunities for investments. The investment team at the Adviser has developed deep relationships with market participants, including general partners, placement agents, limited partners and intermediaries that are critical to the investing landscape. The Adviser has developed a comprehensive database of opportunistic credit and special situation managers that are segmented into tiers based on a combination of factors, including the strength of the manager’s track record, the attractiveness of the investment strategy, the manager’s fundraising cycle, and the potential for the Adviser to partner with and invest alongside the manager. The Adviser has implemented a structured calling effort managed through and tracked through the firm’s proprietary software. The Adviser seeks to curate a dynamic pipeline of co-investments and seasoned fund offerings that are currently raising capital or are likely to be in the near term.

Dynamic Portfolio Allocation. The Adviser allocates capital to investment opportunities where it has very high conviction, both in terms of quality of the manager and underlying asset, but also the strategy and the opportunity set given existing macroeconomic conditions. The Adviser believes that certain strategies provide a greater opportunity for outsized returns depending on the state of the markets. In this regard, the Adviser believes that liquid distressed debt is most attractive during the early stages of an economic downturn, when price discovery is challenging, uncertainty is high and proficient investors can underwrite credits to acquire assets below fundamental value. Similarly, the Adviser believes that turnaround and capital solutions strategies tend to outperform during the initial stages of an economic recovery, as companies begin to experience revenue growth but may be forced to restructure pre-crisis balance sheets. The Adviser will seek to optimize the Fund’s portfolio by investing alongside high-quality managers investing in opportunities it believes are most appropriate for the prevailing market conditions.

Portfolio Management. The Adviser will maintain active oversight of the Fund’s Portfolio Investments. Where appropriate, the Adviser will seek to gain representation on an Investment Fund’s advisory board. The Adviser strives to meet quarterly with the Investment Funds’ Investment Managers for a business and portfolio review to focus on portfolio developments, performance, and organizational dynamics. The Adviser will attend annual conferences held by the Investment Managers for their limited partners (i.e., the Fund). The Adviser will pay particular attention to the valuation dynamics in the portfolio positions and closely monitor underlying business performance as well as any apparent style drift by the Investment Manager. Such frequent dialogue facilitates incisive and detailed portfolio monitoring.

An important aspect of the Adviser’s portfolio management will be its unique capabilities in the secondary market. The Adviser believes that its unique perspective, developed by the firm’s principals through more than 10 years of buying and selling limited partner interests on the secondary market, allows the Adviser to make more informed allocation decisions and creates an opportunity to maximize value for the Fund by pursuing opportunistic sales prior to the end of an Investment Fund’s life.

Manager Due Diligence

The Adviser undertakes to perform due diligence on opportunistic credit and special situation managers across the spectrum in order to continue to update its market mapping as well as identify which GPs to target as potential partners in investment opportunities. Predominately these investment opportunities will be Direct Investments, however from time to time the Adviser will pursue a primary investment in a highly seeded fund alongside a GP. Whether a Direct Investment or a Primary Investment, the Adviser believes identifying superior strategies and GPs makes the difference between a portfolio that underperforms and one that outperforms the market.

The Adviser believes manager selection is one of the most important components of a successful opportunistic credit and special situation portfolio. In selecting Investment Managers, the Adviser prioritizes the following characteristics:

●	Record of Success. Banner Ridge seeks to invest alongside GPs with a long track record of successful investments across market cycles. In particular, Banner Ridge identifies the value drivers of a GP's performance and develops a view on attribution versus comparable peers and underlying market performance.

●	Strategy. A defined and executable investment mandate is critical to projecting the performance of a new investment. First and foremost, the Adviser evaluates the GP's strategy in the context of the current market environment to ensure credibility and repeatability of historical performance. Next, the Adviser delineates the investment strategy and reviews the GP's historical investments to ensure no 'style drift' into adjacent strategies. Lastly, the Adviser performs internal analysis and external market checks to validate the competitive advantages of the manager in implementing the underlying mandate.

●	Portfolio. It is common for a private equity fundraise to take up to 12 months, with a GP holding multiple closings of limited partner capital commitments. Once a GP has held an initial close, it will commence investing and building the portfolio. As the typical investment period for opportunistic credit funds is two to five years, GPs often build a meaningful portfolio while fundraising. The Adviser actively monitors GPs during this phase of portfolio construction, evaluating the initial investments made by the GP relative to the stated strategy of the fund and the quality of the GP's underwriting process. The investment team re-underwrites the portfolio, assessing the opportunity for continued value creation and identifying any gains already achieved by the GP. Additionally, this often allows the Adviser to effectively reduce the fees charged by the manager by capturing the inherent gain, if any, in the portfolio at the time of an allocation.

●	Reduced Volatility. The Adviser seeks to invest alongside GPs with a track record of preserving capital. In particular, the Adviser seeks to avoid managers that have a high loss ratio or whose performance is derived from a small subset of underlying investments. The Adviser believes a history of strong performance across numerous investments demonstrates consistency and can provide downside protection for the Fund.

●	Organization. Private equity funds often have terms in excess of ten years with limited options to effect an earlier exit. The Fund will only invest alongside organizations that demonstrate a high level of consistency and quality among the investment team, operations and firm governance. The Fund avoids GPs with significant "key person" risk or senior level turnover, ensuring a broad, deep and consistent investment team capable of executing the investment strategy. Additionally, robust back-office support, internal controls, and responsive limited partner communications are critical elements of manager underwriting.

●	Alignment. The Adviser believes a successful relationship with an Investment Manager depends on strong alignment of interests. A significant commitment by the Investment Manager, both in terms of capital invested alongside limited partners as well as a dedicated investment team, is critical. Additionally, the Adviser closely reviews incentive structures, including carried interest allocations and vesting, to ensure the GP's long-term commitment to the underlying fund.

Opportunistic Credit Investments

The Adviser seeks to invest the Fund predominately in Co-Investment and early Secondary Investment opportunities alongside private equity managers focused on opportunistic credit and special situations strategies. The Adviser has been actively covering certain Investment Managers and their funds since 2007 and has developed strong relationships with the Investment Managers and members of their investment teams. In addition, the Adviser’s investment team underwrites opportunistic credit and special situations investments in general across its platform, and has developed expertise across industries, investment strategies and target markets. The Adviser believes opportunistic credit and special situation funds commonly employ one or more of the following strategies:

Distressed Debt. When a company experiences stress or distress, its profitability has often declined such that it may no longer be able to service its debt and could therefore require a restructuring, either through a bankruptcy court or out-of-court, to renegotiate its liabilities. A restructuring generally causes the cessation of interest payments and can require significant time and resources to negotiate. In addition, the ultimate proceeds to lenders may be significantly less than par and take longer than expected to receive. Most lenders have teams that are structured for passive management and capital that is structured to receive a periodic cash coupon; in the face of a labor-intensive uncertain process without current income, these lenders may sell their holdings at large discounts. Additionally, during times of market or economic stress, the fundamental outlook for a business may change, resulting in reduced projected cash flows by debt holders and market participants thus increasing the risk of a potential default. Increased risk will, in turn, reduce the value of the enterprise and cause lenders to sell debt holdings in advance of further impairment. Distressed-focused private equity funds as well as hedge funds purchase distressed loans expecting to avoid a bankruptcy as a result of a business recovery or simply because they believe a restructuring will result in a new security (ideally newly issued debt in a more conservative capital structure) worth more than their initial entry point. In some situations, the new security holders receive through a restructuring may represent an equity interest referred to as “post-reorg equity.”

Distressed-for-Control. While distressed trading strategies generally seek to trade a security for a profit without gaining control of a company, a distressed-for-control strategy endeavors to buy distressed debt at a discount and then use the bankruptcy process to gain majority or full control of the company’s reorganized equity. While distressed trading strategies often focus on larger syndicated capital structures where securities are more liquid, distressed-for-control strategies may focus on smaller capital structures where the banking syndicate consists of five or fewer lenders and where the companies’ loan trades over the counter or by appointment. This may enable the buyer to more easily acquire a concentrated, or “blocking”, position in the debt which allows the buyer to exert greater influence in a restructuring. However, oftentimes other creditors – including new debt holders or original “par” holders – may prefer to retain a position, and distressed-for-control strategies often result in the Investment Manager retaining influence through minority ownership and board representation rather than full control. In either case, a distressed-for-control buyer seeks to acquire a business during a period of operational or financial stress. This strategy will frequently overlap with Turnaround strategies, where the business is acquired through a restructuring process, but the underlying investment thesis is predicated on identifiable improvements to the business in conjunction with a restructured balance sheet and reduced debt load.

Turnaround / Buyout. Private equity and special situations managers may also purchase underperforming companies that may not require a restructuring of their liabilities. Transactions could include corporate carve-outs, the purchase of independent private companies or even the take-private of public companies. In all cases, the Investment Manager believes that the business is underperforming and can be improved by revenue or cost initiatives. A corporate carve-out generally represents the sale by a company of a non-core division that may no longer fit the company’s long-term strategy. Non-core divisions are often under-managed and under-invested by corporate parents, and a private equity fund may take a more constructive view on value creation. The purchase of an independent private company or the take-private of a public company is similar to a traditional buyout or growth transaction except that the company likely has underlying issues that may reduce the willingness of lenders to provide financing and therefore decrease the purchase price. These issues could include poor management, customer concentration, limited pricing power or secular decline of the company’s products. Banner Ridge believes the common theme of all turnaround investments is that the prior holder, public or private, had doubts about the company’s ability to increase profitability. Turnaround private equity managers seek to create value through improving the operational and management capabilities of the underlying business.

Diversified Private Credit. The U.S. fixed income market is comprised of a variety of fixed income securities issued by a borrower – such as a government, a corporation, or municipality – and secured by either the credit worthiness of the issuer or the cash flows of the underlying asset. Often, portfolios of relatively illiquid assets, such as student loans, aircraft lease obligations, or credit card receivables, are pooled together to be sold as asset backed securities (“ABS”) to financial investors. Fundamentally, these securities are priced at issuance relative to the perceived risk to the underlying cash flows and the probability of default of the issuer. As macroeconomic factors or the riskiness of the underlying cash flows change, the corresponding market value of the security will typically change as well. For example, an increase in interest rates may result in the decline of the value of a fixed income security. A recession may lead to lower air travel, resulting in increased likelihood that airlines will be unable to make lease payments on aircrafts, causing the value of ABS secured by these lease payments to decline. In particular, during periods of market or economic stress the impact of changes in perceived risk may have a larger impact on price due to general uncertainty. Often, the holders of these securities may seek to sell rather than continue to hold the position and risk that conditions continue to deteriorate. Additionally, holders often have non-economic motivations to sell credit investments, such as rating agency guidelines, portfolio rebalancing or liquidity. As performing credit investors sell, opportunistic private equity funds and hedge funds may acquire the securities at prices they deem to be below intrinsic value. Guided by credit analysis and a deep understanding of the inherent complexities of these markets, investors will form a perspective on fundamental value and develop an investment thesis to take advantage of general market uncertainty.

Real Estate. Stressed and distressed real estate investing can be in the form of (i) investing in single properties experiencing distress, (ii) purchasing interests in pools of securitized real estate assets such as mortgages trading at dislocated prices or (iii) purchasing all or part of a loan secured by an underlying property from a lender or motivated seller. Macroeconomic factors such as unemployment, GDP growth, and financial market factors such as interest rates may have large impacts on the value of current and projected cash flows of the underlying real estate assets. When current cash flow is reduced or eliminated, or when the expectations for future cash flows are downgraded, the value of an underlying property is reduced, and the debt used to purchase the asset may lose value. In addition, property mismanagement, underinvestment or other idiosyncratic factors may negatively impact the value of an asset. Value-focused real estate investors may seek to purchase dislocated properties or portfolios of real estate assets, with a plan for improved asset management or an assessment that the loan or property is trading below fundamental value. Additionally, credit-focused private equity funds and hedge funds may seek to acquire distressed mortgage-backed securities or pools of loans trading at dislocated prices, with a view that the intrinsic value of the collateral is mispriced by the market. Stressed and distressed real estate investing is a highly complex and specialized strategy, requiring a deep understanding of the underlying collateral, macroeconomic conditions and financial markets.

Collateralized Loan Obligation (“CLO”). CLOs primarily represent the securitizations of broadly syndicated leveraged loans, large first lien loans rated below investment grade that are broadly sold by underwriters to potentially hundreds of lenders. A CLO typically consists of (i) 90.0% debt tranches with credit ratings ranging from as high as AAA to as low as B that are typically funded by third parties and (ii) a 10.0% equity tranche that may be retained by the collateral manager in whole or in part with the balance funded by third parties. A CLO typically has a term of twelve years including a three-to-five-year reinvestment period when the CLO manager can trade underlying loans and reinvest principal proceeds; once the reinvestment period has expired, principal and interest proceeds must be returned to CLO investors in order of seniority. While senior tranches of CLOs are often held by long-term holders such as insurance companies, pension funds and banks, junior tranches (BB-rated, B-rated and equity) are more likely to be held by short-term holders such as broker-dealers and hedge funds. Since 2015, many private equity style CLO funds have been raised to match the duration of the capital with the duration of the asset class. These funds typically finance the origination of a CLO, invest in equity tranches on a primary basis and opportunistically purchase equity and mezzanine tranches on the secondary market. Like with other credit investments, the terms of broadly syndicated leveraged loans tend to be inversely correlated with the health of financial markets; as CLO structures contain leverage representing approximately 90.0% of asset value, their returns are likely to be very volatile. CLO funds may value their assets based on recent market transactions or internal models. As trading for CLO equity tranches may be thin or nonexistent, Investment Managers have considerable influence on the valuation of their holdings. The Adviser closely monitors the CLO market and maintains strong relationships with CLO fund managers and believes that the opacity of the valuations and the structural complexity of the underlying investments may result in an opportunity to earn high risk-adjusted returns.

Direct Investments

A core tenet of the Adviser’s opportunistic credit and special situation investment strategy is to source and execute a significant number of direct investment opportunities, including Co-Investments and early Secondary Investments, alongside fund managers. Such opportunities are characterized by assets that have been pre-identified. Once the Adviser has identified that an Investment Manager meets all of the criteria of an attractive primary investment, it will leverage its significant underwriting and execution capabilities to evaluate the following types of investments:

Co-Investments. The Fund will seek to construct a diverse portfolio of Co-Investments across investment type, sector, geography and size, and will focus on attractive opportunities that exhibit strong growth and profitability characteristics. Given diversification requirements and businesses need for follow-on capital to fund additional acquisitions or capital improvements, Investment Manager s are often limited in the amount of capital they allocate to a single portfolio company and commonly approach preferred partners with co-investment opportunities. Co-Investment opportunities often operate with shortened timelines that require an investment decision shortly after receiving initial materials. As such, Co-Investment execution requires a nimble and experienced organization to quickly, yet thoroughly, assess the investment opportunity and coordinate closely with the deal sponsor to close the transaction. While many limited partners desire Co-Investment exposure, the Adviser believes few have the infrastructure or expertise to execute a successful Co-Investment strategy on such required timetables. The Adviser has a track record of completing Co-Investments and maintains the execution and due diligence capabilities to position itself as a preferred and reliable deal partner to Investment Managers.

The Adviser expects to negotiate enhanced economic terms across its Co-Investment portfolio, reducing overall investment costs. Additionally, the investment team will underwrite each Co-Investment opportunity, enabling the Fund to allocate significant resources to transactions in which the investment team has strong conviction.

Early Secondary Investments. On an opportunistic basis, the Adviser may leverage its extensive secondary market expertise and underwriting capability to invest in a private equity or credit fund that is closed to new investors, through the secondary market. The Fund will focus predominately on Secondary Investments that include the acquisition of interests with significant uncalled commitments or through a new subscription that is less than 60% funded. In the first case, such a transaction often involves a limited partner that invested in a fund and quickly thereafter had a change of circumstances including liquidity requirements, investment office management turnover or an altered view on the underlying funds. For a traditional secondary fund targeting funded investments, the purchase of such interests may not be appropriate. However, the Adviser believes that the purchase of a highly seeded portfolio, managed by an Investment Manager which has been substantially vetted by its platform, represents an advantageous way for the Fund to gain access to a highly regarded Investment Manager and portfolio with substantial predictability around the development of the portfolio, typically after substantial fees have been paid and the predictability of outcomes has increased.

GP-Led Restructuring. A “GP-Led Restructuring” involves the transfer of an asset or a portfolio of assets from an existing fund into a newly created fund, a continuation fund, to be managed by the existing Investment Manager. An Investment Manager may be seeking to accomplish a variety of goals, including providing liquidity to its LPs, extending the holding period of its asset(s), and raising additional capital. Historically, GP-Led Restructurings were more often utilized by Investment Manager s with poor fundraising prospects that were looking to extend the holding period (and therefore management fees) of their assets, regardless of quality. However, over the past several years, GP-Led Restructurings have shifted to frequently include so-called "trophy" and performing asset(s) in which the Investment Manager has successfully executed its investment thesis but believes there are additional prospects for growth and/or operational improvements. Trophy asset GP-Led Restructurings have come to dominate the market over the last several years and have driven the significant growth of GP-Led Restructurings. The Adviser believes GP-Led Restructurings will continue to grow as i) the practice becomes more accepted by investors and ii) high-quality assets are increasingly retained by Investment Manager s rather than sold, forcing Investment Manager s to defensively maintain control of their own asset(s) rather than purchase what could be other low-quality assets.

Additional Information on Fund Investments

Foreign Investments. The Fund may invest in Portfolio Investments that provide exposure to foreign issuers and borrowers, which include: (1) companies organized outside of the United States, including in emerging market countries and frontier countries (which are countries that may be less developed than emerging market countries); (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. These securities may be denominated, quoted in, or pay income in, U.S. dollars or in a foreign currency. The Fund is not limited in the amount of assets it may invest in such foreign investments.

Global exposure across markets is designed to provide investors exposures to the large and broad private equity market in the U.S. and internationally whereby the Fund can have exposure to investments across multiple countries, economies and access the unique structural economic attributes and cycles afforded through regional exposure.

U.S. Government Securities. The Fund may invest in U.S. Government securities. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Other Investments. The Fund may also invest in the equity securities of issuers of any market capitalization, including medium- and small-capitalization issuers; convertible securities; warrants; rights; options; exchange-traded funds; business development companies (“BDCs”); and special purpose acquisition companies (“SPACs”) and similar vehicles.

Investments in Wholly-Owned Subsidiaries

The Fund may invest in the assets described above directly or indirectly through its wholly-owned Subsidiaries that invest in such assets. Accordingly, each of the principal investment strategies and principal risks of the Fund described herein are also principal investment strategies and principal risks of its Subsidiaries. The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with each Subsidiary. The Fund further complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats each Subsidiary’s debt as its own for purposes of those provisions. Any investment adviser to a Subsidiary complies with provisions of the 1940 Act relating to investment advisory contracts as if it were an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Subsidiaries will comply with the 1940 Act’s provisions relating to affiliated transactions and custody of assets.

USE OF LEVERAGE

General

The Fund may use leverage to seek to achieve its investment objective or to finance the repurchase of Shares and/or bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, at any time, determine not to use leverage. Under the 1940 Act, the Fund may borrow in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the preferred shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. Investment Funds may also use leverage as part of their operations. However, the Fund does not include an Investment Fund’s leverage in calculating the Fund’s leverage for purposes of the foregoing leverage limitations. The use of leverage creates an opportunity for increased investment returns, but also creates risks for the holders of Shares. See Types of Investments and Related Risks —Leverage Risk.

Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Credit Facility

The Fund or its Subsidiaries may establish one or more credit lines to borrow money for a range of purposes, including to for the purpose of funding investments, to satisfy tender requests, to support the hedging program of the Fund, to manage timing issues in connection with the inflows of additional capital and to otherwise satisfy Fund liabilities or obligations, or for investment purposes.

EXEMPTIVE RELIEF

To the extent permitted by law, the Fund intends to co-invest in Portfolio Investments with other Banner Ridge-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Banner Ridge-advised funds and clients. The Adviser and the Fund have obtained an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments (SEC Release No. IC-35777). However, the SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investments, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund. The risk factors listed below describe risks the Fund may bear directly through investments or indirectly through its investments in a Subsidiary.

Principal Risks of Investing in the Fund

Active Investment Management Risk.

The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities.

The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Adviser, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Portfolio Investments with other Adviser-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Banner Ridge-advised funds and clients. The Adviser and the Fund have obtained an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments (SEC Release No. IC-35777). However, the SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investments, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. Ultimately, an inability to receive the desired allocation to certain Portfolio Investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Private Equity Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Market Risk.

Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.

Venture Capital.

An Investment Fund may invest and the Fund may co-invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks.

An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration, including currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on an Investment Fund’s investments. As a result, the Investment Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Concentration Risk.

An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Foreign Investments Risk.

Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

●	changes in currency exchange rates

●	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

●	increased volatility

●	substantially less volume on foreign stock markets and other securities markets

●	higher commissions and dealer mark-ups

●	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

●	less uniform accounting, auditing and financial reporting standards

●	less publicly available information about a foreign issuer or borrower

●	less government regulation and oversight

●	unfavorable foreign tax laws

●	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)

●	differences in individual foreign economies

●	geopolitical events (including pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s departure may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

Brexit Risk.

The United Kingdom (the “UK”) departure from the European Union (the “EU”) has caused significant uncertainty between the UK and the EU. The UK’s exit from EU could have an adverse impact on: (i) the political, fiscal, monetary, tax and regulatory landscapes of both the United Kingdom and the remaining members of the European Union, thus impacting on the economy and the future growth of various industries both in the United Kingdom and Europe; (ii) European fund managers, companies and investors, thus having a material adverse effect on the business of the Fund or the business of any of its investments and/or the underlying investment of an Investment Fund; (iii) the exchange rates between the currency in which an Investment Fund is denominated and currencies in which such Investment Fund makes investments may be subject to increased volatility and movements which are adverse to the Fund, and (iv) general economic growth across Europe and the world.

Real Estate Investments

From time to time, the residential housing sector and the commercial real estate sector in the United States have come under considerable pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures are expected to increase during such periods and, in turn, may lead to widespread selling in the mortgage-related markets and put downward pressure on the prices of many securities. During periods of instability in the credit markets, prices at which real estate funds can sell real estate may be adversely impacted, because purchasers may not be able to obtain financing on attractive terms or at all, which in turn may adversely affect real estate markets. Such developments could reduce returns from real estate investments. Real estate investments are subject to risks associated with the ownership of real estate, including: (i) changes in the general economic climate (such as changes in interest rates); (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers, and sellers of properties; (vii) quality of maintenance, insurance, and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning, and taxes); (x) the availability of financing; and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to Investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Illiquid and Restricted Securities Risks

The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk

Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Short Sales

The Fund may enter into transactions, known as “short sales,” in which it sells a security it does not own in anticipation of a decline in the market value of the security. Short sales by the Fund that are not made “against the box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Derivatives

Derivative instruments, or “derivatives,” include futures, options, swaps, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are “leveraged,” and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement can not only result in the loss of the entire investment, but may also expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose Investors to liquidity risk, as there may not be a liquid market.

Derivatives, Synthetic Investment

The Fund may enter into participations referencing loans to borrowers, which loans are secured by LP interests or related asset classes (each a “Synthetic Investment”). A Synthetic Investment may take the form of a loan participation, credit default swap, total return swap, repurchase agreement or other derivative instrument. These instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, and operations risk. An additional feature of many Synthetic Investments is the use of embedded leverage, which can magnify the risk of loss. Synthetic Investments traded over-the-counter may not have an authoritative source of valuation and the models used to value such derivatives are subject to change. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for Synthetic Investments in which the Fund may participate is evolving, and changes in the regulation or taxation of such Synthetic Investments may have a material adverse effect on the Fund. With respect to any Synthetic Investment derivative or repurchase financing facility into which the Fund enters, the Fund will have limited rights (and may have no right) to act directly with respect to the referenced or underlying asset or to proceed directly against the issuer or obligor under any such asset. Although a Synthetic Investment may give the Fund limited rights to exercise certain voting or control rights relating to the relevant referenced or underlying asset(s), these rights may only be exercised in accordance with the term and conditions of the related Synthetic Investment and may be suspended or terminated in accordance therewith or following a default or breach of the relevant terms and conditions of such Synthetic Investment by the Fund’s counterparty. The obligations of the Fund’s counterparty under a Synthetic Investment are not secured by any collateral. In addition to the risks inherent in the asset(s) referenced in, or underlying, a Synthetic Investment, an investment in a Synthetic Investment exposes the Fund to the credit risk of the counterparty, and in the event of a bankruptcy, insolvency, winding-up, administration, moratorium or similar occurrence with respect to the counterparty, the Fund will be an unsecured creditor of the counterparty. Any such event, or other failure by the counterparty to perform its obligations under the Synthetic Investment, would adversely affect the likelihood that the Fund will receive all amounts payable to it under the Synthetic Investment, and therefore the ability of the Fund to make distributions.

Counterparty Risk

The Fund is subject to the risk that counterparties of derivative contracts and other instruments in which it invests and trades may default on their obligations under those instruments and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. Some of the markets in which the Fund effects its transactions are over-the-counter or inter-dealer markets. The participants in such markets are typically not subject to credit evaluation by an exchange or clearing organization and regulatory oversight as are members of exchange-based markets. The Fund therefore is exposed to a greater risk that a counterparty will not timely settle a transaction or otherwise perform its obligations in accordance with contractual terms and conditions because of a dispute over the terms of the contract (whether or not bona fide), or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. Although the Fund intends to enter into transactions only with counterparties that the Adviser believes to be creditworthy, will attempt to reduce the Fund’s exposure by obtaining collateral in appropriate cases and will pursue any available remedies under any of these contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Concentration of transactions with a single or limited number of counterparties could increase the potential for losses by the Fund. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Valuation of Private Investments Risk

The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third-party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Fund will value these investments at fair value as determined in good faith by the Fund pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Fund may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment

The Fund determines its net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Investment Funds, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification of Investment Funds, Investment Managers and Others

The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund

An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments. The Fund’s overall performance with respect to Secondary Investments will depend in large part on the acquisition price the fund pays for such Secondary Investments and the structure of such acquisitions. The acquisition price paid by the Fund generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold by the Fund at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the Fund’s books and records and the negotiated sale price. In addition, Secondary Investments acquired at a discount may cause the Fund to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, the Fund may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in the Fund’s investment company taxable income for the tax year it is accrued, the Fund may be required to make a distribution to shareholders to meet the distribution requirements described above, even though the Fund will not have received any corresponding cash or property.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

General Risks of Co-Investments

●	The Fund may not have sole decision-making authority with respect to an Investment Fund (except any wholly owned Investment Fund) regarding certain major decisions affecting the ownership of the fund or assets of the fund, and a co-investor, joint venture partner or other investor in the Investment Fund could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

●	A co-investor, joint venture partner or other investor in an Investment Fund may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Investment Fund;

●	A co-investor, joint venture partner or other investor in an Investment Fund that controls the management of the affairs of an Investment Fund could become insolvent or bankrupt;

●	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Investment Fund may have a materially adverse effect on the Fund’s investments;

●	Under certain arrangements, no party may have the power to control the Investment Fund and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Investment Fund, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such fund;

●	A co-investor, joint venture partner or other investor in an Investment Fund may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

●	The Fund may rely upon a co-investor, joint venture partner or other investor in an Investment Fund to manage the day-to-day operations of the Investment Fund, as well as to prepare financial information for the fund, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

●	A co-investor, joint venture partner or other investor managing an Investment Fund may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business; and

●	A co-investor, joint venture partner or other investor in an Investment Fund may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Investment Fund.

Other Risks of Investment Funds

An investment in the Fund is subject to the following risks through the Fund’s investments in Investment Funds:

●	Investments in the Investment Funds Generally; Dependence on the Investment Managers. Because the Fund invests in Investments Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Managers, or the terms of any such investments. In addition, the Investment Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

●	Lack of Control Over Investment Funds and Other Similar Investments. Once the Fund has invested in an Investment Fund or other similar investment vehicle, the Adviser generally will have no control over the investment decisions made by such Investment Fund. The Adviser may be constrained by the withdrawal limitations imposed by Investment Funds, which may restrict the Fund’s ability to terminate investments in Investment Funds that are performing poorly or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to its investment.

●	Investment Funds Not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act because they are excluded from the 1940 Act by virtue of Sections 3(c)(1) or 3(c)(7) of the 1940 Act. The Fund may invest up to 100% of its net assets in such Investment Funds. Many Investment Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Manager to its own use. There can be no assurance that the Investment Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Investment Funds than might normally be available through investments in registered investment company vehicles.

●	Investment Funds are Generally Non-diversified. While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset value of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

●	Investment Funds’ Securities are Generally Illiquid. The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset value of the Fund.

●	Investment Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Investment Funds. An Investment Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Portfolio Investments will not be fraudulent, inaccurate or incomplete. Investments in Investment Funds may impact the strategies, risks, and costs associated with the Fund itself. The Fund will have limited information about the Investment Funds in which it is investing, including with respect to the Investment Funds’ holdings, liquidity, and valuation.

●	Valuation of the Fund’s Interests in Investment Funds. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers of such Investment Funds, which valuations are generally not audited. A majority of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Managers. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. See “Principal Risks of Investing in the Fund – Valuation of Private Investments Risk.”

An Investment Manager’s information could be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser, as valuation designee under Rule 2a-5 under the 1940 Act, may determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Investment Managers could have a material adverse effect on the Fund if the Investment Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

●	Multiple Levels of Fees and Expenses. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based management fees charged by the Fund, in addition to any asset-based management fees and performance-based management fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of other fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not invest through Investment Funds.

Each Investment Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Investment Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Investment Managers of the Investment Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Investment Fund Managers. The performance-based compensation received by an Investment Manager also may create an incentive for that Investment Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

●	Inability to Vote. To the extent that the Fund owns less than 5% of the voting securities of each Investment Fund, it may be able to avoid that any such Investment Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of such Investment Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Investment Fund. If the Fund is considered to be affiliated with an Investment Fund, transactions between the Fund and such Investment Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

●	Consortium or Offsetting Investments. One or more Investment Managers may work with other Investment Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Investment Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Investment Funds may hold economically offsetting positions. To the extent that the Investment Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Investment Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Investment Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset value may have decreased during such period. Furthermore, it is possible that from time to time, various Investment Managers selected by the Adviser may be competing with each other for investments in one or more markets.

●	Limitations on Ability to Invest in Investment Funds. Certain Investment Managers’ investment approaches can accommodate only a certain amount of capital. Investment Managers typically endeavor not to undertake to manage more capital than such Investment Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Investment Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Investment Manager. Further, continued sales of Shares would dilute the indirect participation of existing shareholders with such Investment Manager.

In addition, it is expected that the Fund will be able to make investments in particular Investment Funds only at certain times, and commitments to Investment Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Investment Funds in cash equivalents, short-term securities or money market securities pending investment in Investment Funds. To the extent that the Fund’s assets are not invested in Investment Funds, the Fund may be unable to meet its investment objective.

●	Indemnification of Investment Funds and Investment Managers. The Fund may agree to indemnify certain of the Investment Funds and the Investment Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Investment Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

●	Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

●	Restrictions on Withdrawals from Investment Funds. The ability of the Fund to withdraw any amount invested in an Investment Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Investment Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side-pocketed” or “designated” portions of their portfolios due to what the Investment Managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels.

Force Majeure Risk

Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Investments or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies

The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk

The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk

The Fund is a new fund which may result in additional risks. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks

Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non-Listed Closed-End Fund Structure Risks

The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks

The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date will occur prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Investments are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Temporary Defensive Strategies Risk.

When the Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in Temporary Investments rather than investing in other Portfolio Investments that provide the potential for greater long-term capital appreciation or income. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Other Risks Relating to the Fund

Substantial Fees and Expenses

A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind

There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements

Each Investment Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions

Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information

From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets

The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares

The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk

The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk

The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk

The Fund may invest in SPACs or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk

The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Operational Risks Associated with Cybersecurity

The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Corporate Debt Securities

The Fund may invest directly and indirectly via an Investment Fund, in bonds and related debt instruments of corporate entities issued by U.S. and non-U.S. companies. Corporate debt instruments are used by companies to borrow money from investors for working capital or capital expenditure needs. The issuers pays the investor a variable or fixed rate of interest and typically, is required to repay the amount borrowed on or before the maturity date.

Mezzanine Investments

The Fund may invest, directly and indirectly via an Investment Fund, in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior secured loans. Typically, mezzanine loans have elements of both debt and equity instruments, offering a fixed return in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven (7) to ten (10) years, but the expected average life is significantly shorter at three (3) to five (5) years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Structured Finance Securities Risk

The Fund may invest, directly and indirectly via an Investment Fund, in tranches of CLOs or other structured financial instruments including but not limited to Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund, directly or indirectly through its investment via an Investment Fund, and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. In light of the above considerations, structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund or an Investment Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. In addition to the risks noted above and other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including the structured finance security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to illiquidity risk.

Small- and Mid-Capitalization Companies

The small- and mid-capitalization companies in which the Fund may invest, directly and indirectly via an Investment Fund, may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- cap stocks may be more volatile than those of larger companies.

Exchange-Traded Funds

The Fund may invest, directly and indirectly via an Investment Fund, in exchange traded funds (“ETFs”). ETFs generally represent an interest in a passively managed portfolio of securities selected to replicate a securities index, such as the S&P 500 Index or the Dow Jones Industrial Average, or to represent exposure to a particular industry or sector. Unlike open-end mutual funds, the shares of ETFs and closed-end investment companies are not purchased and redeemed by investors directly with the Fund, but instead are purchased and sold through broker-dealers in transactions on a stock exchange. Because ETF and closed-end fund shares are traded on an exchange, they may trade at a discount from or a premium to the net asset value per share of the underlying portfolio of securities. In addition to bearing the risks related to investments in equity securities, investors in ETFs intended to replicate a securities index bear the risk that the ETFs’ performance may not correctly replicate the performance of the index. The Fund’s investment in ETFs, closed-end funds and other investment companies will result in the layering of fees and expenses on the Fund, such that shareholders will indirectly bear a proportionate share of the expenses of those funds, including management fees, custodial and accounting costs, and other expenses. Trading in ETF and closed-end fund shares also entails payment of brokerage commissions and other transaction costs.

Business Development Company Risks

The Fund may invest, directly and indirectly via an Investment Fund, in BDCs. A BDC is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks

U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Adviser invests in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Adviser or results in the Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Fund Management—Conflicts of Interest Between the Portfolio Managers and Other Accounts” in the SAI.

Special Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly, or indirectly through an Investment Interest, such as income earned through an equity investment in an operating partnership, might not satisfy the source-of-income requirement applicable to RICs. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be incorporated to hold the applicable investments (and earn the income). If a subsidiary is formed as a U.S. entity, the entity will generally be required to incur entity-level income taxes on its earnings. If a subsidiary is formed as a non-U.S. entity, it will generally be subject to U.S. federal income tax (and a U.S. branch profits tax) on its income that is treated as effectively connected with the conduct of a trade or business in the U.S. A non-U.S. entity might also be subject to U.S. withholding taxes on certain U.S.-source income and non-U.S. taxes. Any costs of subsidiaries (including withholding, income and branch profits taxes) will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund will be allowed to redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification of the Fund as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities

The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period generally ending on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. A non-U.S. subsidiary formed by the Fund may be treated as a CFC or PFIC for U.S. federal income tax purposes. PFICs and CFCs are subject to special tax rules, under which income may be recognized by the Fund in respect of PFICs and CFCs regardless of whether thee PFICs or CFCs make any distributions to the Fund. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Limits of Risk Disclosures

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and, therefore, generally will not be personally liable for the Fund’s debts or obligations.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.

Preferred shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred shares, debt securities or other senior securities), by action of the Board without the approval of shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit. The Fund does not intend to issue preferred shares as of the date of this Prospectus.

Preferred shares could be issued with rights and preferences that would adversely affect shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of February 2, 2026:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Held by Fund or for its Account
Common Shares	Unlimited	None	10,000

Active Investment Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Investment Management Risk.

The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities.

The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Adviser, an Investment Interest may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Portfolio Investments with other Adviser-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other Banner Ridge-advised funds and clients. The Adviser and the Fund have obtained an exemptive order from the SEC that expands the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments (SEC Release No. IC-35777). However, the SEC exemptive order contains certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investments, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. Ultimately, an inability to receive the desired allocation to certain Portfolio Investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments.

Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk.

Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.

Venture Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital.

An Investment Fund may invest and the Fund may co-invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks.

An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration, including currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on an Investment Fund’s investments. As a result, the Investment Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk.

An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments Risk.

Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

●	changes in currency exchange rates

●	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

●	increased volatility

●	substantially less volume on foreign stock markets and other securities markets

●	higher commissions and dealer mark-ups

●	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement

●	less uniform accounting, auditing and financial reporting standards

●	less publicly available information about a foreign issuer or borrower

●	less government regulation and oversight

●	unfavorable foreign tax laws

●	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)

●	differences in individual foreign economies

●	geopolitical events (including pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s departure may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit Risk.

The United Kingdom (the “UK”) departure from the European Union (the “EU”) has caused significant uncertainty between the UK and the EU. The UK’s exit from EU could have an adverse impact on: (i) the political, fiscal, monetary, tax and regulatory landscapes of both the United Kingdom and the remaining members of the European Union, thus impacting on the economy and the future growth of various industries both in the United Kingdom and Europe; (ii) European fund managers, companies and investors, thus having a material adverse effect on the business of the Fund or the business of any of its investments and/or the underlying investment of an Investment Fund; (iii) the exchange rates between the currency in which an Investment Fund is denominated and currencies in which such Investment Fund makes investments may be subject to increased volatility and movements which are adverse to the Fund, and (iv) general economic growth across Europe and the world.

Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments

From time to time, the residential housing sector and the commercial real estate sector in the United States have come under considerable pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures are expected to increase during such periods and, in turn, may lead to widespread selling in the mortgage-related markets and put downward pressure on the prices of many securities. During periods of instability in the credit markets, prices at which real estate funds can sell real estate may be adversely impacted, because purchasers may not be able to obtain financing on attractive terms or at all, which in turn may adversely affect real estate markets. Such developments could reduce returns from real estate investments. Real estate investments are subject to risks associated with the ownership of real estate, including: (i) changes in the general economic climate (such as changes in interest rates); (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space); (iii) the quality and philosophy of management; (iv) competition (such as competition based on rental rates); (v) specific features of properties (such as location); (vi) financial condition of tenants, buyers, and sellers of properties; (vii) quality of maintenance, insurance, and management services; (viii) changes in operating costs; (ix) government regulations (including those governing usage, improvements, zoning, and taxes); (x) the availability of financing; and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Some real estate Investment Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to Investors. In addition, real estate Investment Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Illiquid and Restricted Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Restricted Securities Risks

The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales

The Fund may enter into transactions, known as “short sales,” in which it sells a security it does not own in anticipation of a decline in the market value of the security. Short sales by the Fund that are not made “against the box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives

Derivative instruments, or “derivatives,” include futures, options, swaps, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are “leveraged,” and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement can not only result in the loss of the entire investment, but may also expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose Investors to liquidity risk, as there may not be a liquid market.

Derivatives, Synthetic Investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives, Synthetic Investment

The Fund may enter into participations referencing loans to borrowers, which loans are secured by LP interests or related asset classes (each a “Synthetic Investment”). A Synthetic Investment may take the form of a loan participation, credit default swap, total return swap, repurchase agreement or other derivative instrument. These instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, and operations risk. An additional feature of many Synthetic Investments is the use of embedded leverage, which can magnify the risk of loss. Synthetic Investments traded over-the-counter may not have an authoritative source of valuation and the models used to value such derivatives are subject to change. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for Synthetic Investments in which the Fund may participate is evolving, and changes in the regulation or taxation of such Synthetic Investments may have a material adverse effect on the Fund. With respect to any Synthetic Investment derivative or repurchase financing facility into which the Fund enters, the Fund will have limited rights (and may have no right) to act directly with respect to the referenced or underlying asset or to proceed directly against the issuer or obligor under any such asset. Although a Synthetic Investment may give the Fund limited rights to exercise certain voting or control rights relating to the relevant referenced or underlying asset(s), these rights may only be exercised in accordance with the term and conditions of the related Synthetic Investment and may be suspended or terminated in accordance therewith or following a default or breach of the relevant terms and conditions of such Synthetic Investment by the Fund’s counterparty. The obligations of the Fund’s counterparty under a Synthetic Investment are not secured by any collateral. In addition to the risks inherent in the asset(s) referenced in, or underlying, a Synthetic Investment, an investment in a Synthetic Investment exposes the Fund to the credit risk of the counterparty, and in the event of a bankruptcy, insolvency, winding-up, administration, moratorium or similar occurrence with respect to the counterparty, the Fund will be an unsecured creditor of the counterparty. Any such event, or other failure by the counterparty to perform its obligations under the Synthetic Investment, would adversely affect the likelihood that the Fund will receive all amounts payable to it under the Synthetic Investment, and therefore the ability of the Fund to make distributions.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Fund is subject to the risk that counterparties of derivative contracts and other instruments in which it invests and trades may default on their obligations under those instruments and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. Some of the markets in which the Fund effects its transactions are over-the-counter or inter-dealer markets. The participants in such markets are typically not subject to credit evaluation by an exchange or clearing organization and regulatory oversight as are members of exchange-based markets. The Fund therefore is exposed to a greater risk that a counterparty will not timely settle a transaction or otherwise perform its obligations in accordance with contractual terms and conditions because of a dispute over the terms of the contract (whether or not bona fide), or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. Although the Fund intends to enter into transactions only with counterparties that the Adviser believes to be creditworthy, will attempt to reduce the Fund’s exposure by obtaining collateral in appropriate cases and will pursue any available remedies under any of these contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Concentration of transactions with a single or limited number of counterparties could increase the potential for losses by the Fund. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Valuation of Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Investments Risk

The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third-party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Fund will value these investments at fair value as determined in good faith by the Fund pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Fund may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment

The Fund determines its net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Investment Funds, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification of Investment Funds, Investment Managers and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds, Investment Managers and Others

The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Investment Fund

An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments

The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments. The Fund’s overall performance with respect to Secondary Investments will depend in large part on the acquisition price the fund pays for such Secondary Investments and the structure of such acquisitions. The acquisition price paid by the Fund generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold by the Fund at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the Fund’s books and records and the negotiated sale price. In addition, Secondary Investments acquired at a discount may cause the Fund to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, the Fund may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in the Fund’s investment company taxable income for the tax year it is accrued, the Fund may be required to make a distribution to shareholders to meet the distribution requirements described above, even though the Fund will not have received any corresponding cash or property.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

General Risks of Co-Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Co-Investments

●	The Fund may not have sole decision-making authority with respect to an Investment Fund (except any wholly owned Investment Fund) regarding certain major decisions affecting the ownership of the fund or assets of the fund, and a co-investor, joint venture partner or other investor in the Investment Fund could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

●	A co-investor, joint venture partner or other investor in an Investment Fund may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals, including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Investment Fund;

●	A co-investor, joint venture partner or other investor in an Investment Fund that controls the management of the affairs of an Investment Fund could become insolvent or bankrupt;

●	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of an Investment Fund may have a materially adverse effect on the Fund’s investments;

●	Under certain arrangements, no party may have the power to control the Investment Fund and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Investment Fund, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such fund;

●	A co-investor, joint venture partner or other investor in an Investment Fund may be structured differently than the Fund for tax purposes and this could create conflicts of interest;

●	The Fund may rely upon a co-investor, joint venture partner or other investor in an Investment Fund to manage the day-to-day operations of the Investment Fund, as well as to prepare financial information for the fund, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

●	A co-investor, joint venture partner or other investor managing an Investment Fund may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business; and

●	A co-investor, joint venture partner or other investor in an Investment Fund may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s interests, policies or objectives.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Investment Fund.

Other Risks of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks of Investment Funds

An investment in the Fund is subject to the following risks through the Fund’s investments in Investment Funds:

●	Investments in the Investment Funds Generally; Dependence on the Investment Managers. Because the Fund invests in Investments Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Managers, or the terms of any such investments. In addition, the Investment Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

●	Lack of Control Over Investment Funds and Other Similar Investments. Once the Fund has invested in an Investment Fund or other similar investment vehicle, the Adviser generally will have no control over the investment decisions made by such Investment Fund. The Adviser may be constrained by the withdrawal limitations imposed by Investment Funds, which may restrict the Fund’s ability to terminate investments in Investment Funds that are performing poorly or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Investment Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective and/or the Fund’s ability to calculate its NAV accurately. By investing in the Fund, a shareholder will not be deemed to be an investor in any Investment Fund and will not have the ability to exercise any rights attributable to an investor in any such Investment Fund related to its investment.

●	Investment Funds Not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act because they are excluded from the 1940 Act by virtue of Sections 3(c)(1) or 3(c)(7) of the 1940 Act. The Fund may invest up to 100% of its net assets in such Investment Funds. Many Investment Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Manager to its own use. There can be no assurance that the Investment Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Investment Funds than might normally be available through investments in registered investment company vehicles.

●	Investment Funds are Generally Non-diversified. While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset value of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

●	Investment Funds’ Securities are Generally Illiquid. The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset value of the Fund.

●	Investment Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Investment Funds. An Investment Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Portfolio Investments will not be fraudulent, inaccurate or incomplete. Investments in Investment Funds may impact the strategies, risks, and costs associated with the Fund itself. The Fund will have limited information about the Investment Funds in which it is investing, including with respect to the Investment Funds’ holdings, liquidity, and valuation.

●	Valuation of the Fund’s Interests in Investment Funds. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers of such Investment Funds, which valuations are generally not audited. A majority of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Managers. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. See “Principal Risks of Investing in the Fund – Valuation of Private Investments Risk.”

An Investment Manager’s information could be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser, as valuation designee under Rule 2a-5 under the 1940 Act, may determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Investment Managers could have a material adverse effect on the Fund if the Investment Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

●	Multiple Levels of Fees and Expenses. Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based management fees charged by the Fund, in addition to any asset-based management fees and performance-based management fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of other fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not invest through Investment Funds.

Each Investment Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Investment Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Investment Managers of the Investment Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Investment Fund Managers. The performance-based compensation received by an Investment Manager also may create an incentive for that Investment Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

●	Inability to Vote. To the extent that the Fund owns less than 5% of the voting securities of each Investment Fund, it may be able to avoid that any such Investment Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of such Investment Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Investment Fund. If the Fund is considered to be affiliated with an Investment Fund, transactions between the Fund and such Investment Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

●	Consortium or Offsetting Investments. One or more Investment Managers may work with other Investment Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Investment Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Investment Funds may hold economically offsetting positions. To the extent that the Investment Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Investment Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Investment Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset value may have decreased during such period. Furthermore, it is possible that from time to time, various Investment Managers selected by the Adviser may be competing with each other for investments in one or more markets.

●	Limitations on Ability to Invest in Investment Funds. Certain Investment Managers’ investment approaches can accommodate only a certain amount of capital. Investment Managers typically endeavor not to undertake to manage more capital than such Investment Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Investment Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Investment Manager. Further, continued sales of Shares would dilute the indirect participation of existing shareholders with such Investment Manager.

In addition, it is expected that the Fund will be able to make investments in particular Investment Funds only at certain times, and commitments to Investment Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Investment Funds in cash equivalents, short-term securities or money market securities pending investment in Investment Funds. To the extent that the Fund’s assets are not invested in Investment Funds, the Fund may be unable to meet its investment objective.

●	Indemnification of Investment Funds and Investment Managers. The Fund may agree to indemnify certain of the Investment Funds and the Investment Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Investment Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

●	Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

●	Restrictions on Withdrawals from Investment Funds. The ability of the Fund to withdraw any amount invested in an Investment Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Investment Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side-pocketed” or “designated” portions of their portfolios due to what the Investment Managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk

Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Portfolio Investments or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies

The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk

The Fund is a new fund which may result in additional risks. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risks

Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Fund had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non-Listed Closed-End Fund Structure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Fund Structure Risks

The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risks

The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date will occur prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Investments are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk.

When the Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in Temporary Investments rather than investing in other Portfolio Investments that provide the potential for greater long-term capital appreciation or income. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Relating to the Fund

Substantial Fees and Expenses

A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind

There can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements

Each Investment Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions

Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information

From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets

The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares

The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk

The Fund may invest in SPACs or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Transaction Risk

The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Operational Risks Associated with Cybersecurity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risks Associated with Cybersecurity

The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Corporate Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Securities

The Fund may invest directly and indirectly via an Investment Fund, in bonds and related debt instruments of corporate entities issued by U.S. and non-U.S. companies. Corporate debt instruments are used by companies to borrow money from investors for working capital or capital expenditure needs. The issuers pays the investor a variable or fixed rate of interest and typically, is required to repay the amount borrowed on or before the maturity date.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments

The Fund may invest, directly and indirectly via an Investment Fund, in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior secured loans. Typically, mezzanine loans have elements of both debt and equity instruments, offering a fixed return in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven (7) to ten (10) years, but the expected average life is significantly shorter at three (3) to five (5) years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Structured Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Finance Securities Risk

The Fund may invest, directly and indirectly via an Investment Fund, in tranches of CLOs or other structured financial instruments including but not limited to Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund, directly or indirectly through its investment via an Investment Fund, and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. In light of the above considerations, structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund or an Investment Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. In addition to the risks noted above and other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including the structured finance security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to illiquidity risk.

Small- and Mid-Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Mid-Capitalization Companies

The small- and mid-capitalization companies in which the Fund may invest, directly and indirectly via an Investment Fund, may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- cap stocks may be more volatile than those of larger companies.

Exchange Traded Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds

The Fund may invest, directly and indirectly via an Investment Fund, in exchange traded funds (“ETFs”). ETFs generally represent an interest in a passively managed portfolio of securities selected to replicate a securities index, such as the S&P 500 Index or the Dow Jones Industrial Average, or to represent exposure to a particular industry or sector. Unlike open-end mutual funds, the shares of ETFs and closed-end investment companies are not purchased and redeemed by investors directly with the Fund, but instead are purchased and sold through broker-dealers in transactions on a stock exchange. Because ETF and closed-end fund shares are traded on an exchange, they may trade at a discount from or a premium to the net asset value per share of the underlying portfolio of securities. In addition to bearing the risks related to investments in equity securities, investors in ETFs intended to replicate a securities index bear the risk that the ETFs’ performance may not correctly replicate the performance of the index. The Fund’s investment in ETFs, closed-end funds and other investment companies will result in the layering of fees and expenses on the Fund, such that shareholders will indirectly bear a proportionate share of the expenses of those funds, including management fees, custodial and accounting costs, and other expenses. Trading in ETF and closed-end fund shares also entails payment of brokerage commissions and other transaction costs.

Business Development Company Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Development Company Risks

The Fund may invest, directly and indirectly via an Investment Fund, in BDCs. A BDC is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Legal Risks

U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Adviser invests in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Adviser or results in the Adviser receiving material, non-public information, or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Adviser which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Adviser and its affiliates may provide more services to some types of funds and accounts than others.

The Fund and/or the Adviser (as applicable) have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Fund Management—Conflicts of Interest Between the Portfolio Managers and Other Accounts” in the SAI.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly, or indirectly through an Investment Interest, such as income earned through an equity investment in an operating partnership, might not satisfy the source-of-income requirement applicable to RICs. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC, one or more subsidiary entities treated as corporations for U.S. federal income tax purposes may be incorporated to hold the applicable investments (and earn the income). If a subsidiary is formed as a U.S. entity, the entity will generally be required to incur entity-level income taxes on its earnings. If a subsidiary is formed as a non-U.S. entity, it will generally be subject to U.S. federal income tax (and a U.S. branch profits tax) on its income that is treated as effectively connected with the conduct of a trade or business in the U.S. A non-U.S. entity might also be subject to U.S. withholding taxes on certain U.S.-source income and non-U.S. taxes. Any costs of subsidiaries (including withholding, income and branch profits taxes) will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund will be allowed to redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification of the Fund as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities

The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period generally ending on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. A non-U.S. subsidiary formed by the Fund may be treated as a CFC or PFIC for U.S. federal income tax purposes. PFICs and CFCs are subject to special tax rules, under which income may be recognized by the Fund in respect of PFICs and CFCs regardless of whether thee PFICs or CFCs make any distributions to the Fund. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Scott Halper
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000

[1]	For its services to the Fund, Banner Ridge is entitled to a Management Fee at an annual rate of one percent (1.00%) of each shareholder’s Capital Commitment. Each year following the expiration of the Commitment Period (including any extension thereof), Banner Ridge expects to reduce the annual rate of the Management Fee by ten percent (10%) of the applicable rate of the Management Fee for the prior year. The Management Fee is calculated and paid each calendar quarter in arrears. The Fee Table above presents the Management Fee as a percentage of expected net assets for the fiscal year ending April 30, 2026 rather than as a percentage of expected total Capital Commitments for the fiscal year ending April 30, 2026. However, the Fund will pay a Management Fee based upon its total Capital Commitments even though this total amount may not be called or invested by the Fund. In addition, if the value of the Fund’s investments decreases, then the Management Fee will be greater than it would have been if the Management Fee were instead paid on net assets. Conversely, if the value of the Fund’s investments increases or the Fund incurs leverage, the Management Fee will not be affected.
[2]	These expenses represent an estimate of interest payments the Fund expects to incur in connection with its use of its credit facility during the Fund’s initial fiscal year.
[3]	Represents estimated operating fees and expenses of the various Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Portfolio Investments’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0.35% to 1.50% annually of committed or net invested capital, and up to approximately 20% of net profits as a carried interest allocation, although it is possible that such amounts may be exceeded with respect to certain Investment Funds. The amount shown as “Acquired Fund Fees and Expenses” in the table above, however, excludes any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. The amount shown as “Acquired Fund Fees and Expenses” in the table above is based on estimated amounts for the Fund’s first 12 months of operations, assuming the Fund raises $750 million of proceeds during that time.
[4]	Other Expenses are estimated for the Fund’s current fiscal year and include accounting, custody, transfer agency, legal and auditing fees of the Fund, as well as fees payable to the Independent Trustees.